Related Party Balances and Transactions - Schedule of Related Party Revenue and Expenses (Details) - USD ($)		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Apex Clearing [Member]
Revenue earned from related parties
Total related party revenue	[1]		$ 8,079,110		$ 34,538,949
Expenses incurred from related parties
Total related party expenses	[1]		3,999,669		14,285,014
Related Party [Member]
Revenue earned from related parties
Total related party revenue			8,079,110		34,538,949
Expenses incurred from related parties
Total related party expenses			$ 3,999,669		$ 14,285,014

[1]	Apex Clearing is our clearing broker. Apex Clearing was considered a related party until May 9, 2024, the date Matthew Hulsizer resigned from our board of directors. We receive revenue from Apex Clearing that primarily represents interest and fully paid stock lending income derived from cash balances and positions on accounts we have introduced to Apex Clearing. Expenses primarily represent clearing costs. The revenue and expenses in the above table are through May 9, 2024, the date Apex Clearing was no longer determined to be a related party.